Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Current assets	$ 3,300,000		$ 12,500,000
Net proceeds	12,800,000		5,900,000
Net loss	16,600,000		7,700,000
Cash in operating activities	6,100,000		5,200,000
Allowance for doubtful accounts	$ 16,887		$ 17,170	$ 12,915
Lease term	12 months		12 months
Freight costs	$ 280,451	$ 8,482	$ 390,804	84,229
Advertising costs	$ 533,544	$ 0	1,019,705	$ 36,593
Issuance of indebtedness			7,000,000
Goodwill increased			1,300,000
Intangible assets increased			3,300,000
Amortization			$ 486,184
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years		3 years
Finite lives estimated useful lives	3 years		3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	15 years		15 years
Finite lives estimated useful lives	15 years		15 years
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Net proceeds			$ 12,800,000
Lease Right-of-Use Asset [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term	12 months		12 months
Accounting Pronouncement Adopted [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lease term			12 months